Average Annual Total Returns - THE GABELLI ASSET FUND	Apr. 30, 2021
Class A Shares
Average Annual Return:
1 Year	4.84%
5 Years	9.70%
10 Years	9.14%
Class C Shares
Average Annual Return:
1 Year	9.41%
5 Years	10.18%
10 Years	8.97%
Class AAA Shares
Average Annual Return:
1 Year	11.23%
5 Years	11.01%
10 Years	9.79%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	8.14%
5 Years	8.38%
10 Years	7.79%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.82%
5 Years	8.38%
10 Years	7.67%
Class I Shares
Average Annual Return:
1 Year	11.50%
5 Years	11.29%
10 Years	10.06%